Pension and other post-employment benefits - Schedule of changes in present value of defined benefit obligation and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Current service cost	€ 29	€ 29	€ 28
Interest cost	(19)	(16)	(21)
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	(6)	3
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(32)	(94)
Past service cost	1	1	1
Effect of curtailment or settlement		(1)
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance as at 1 January	2,219	2,288
Current service cost	28	28
Interest cost	86	87
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	6	(3)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(32)	(94)
Participants contributions	4	3
Benefits paid	(127)	(132)
Past service cost	1	1
Effect of curtailment or settlement	(12)	(9)
Exchange rate differences and other changes	(65)	51
Closing balance	2,110	2,219	2,288
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Opening balance as at 1 January	38	30
Current service cost	1	1
Interest cost	3	3
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	6	5
Benefits paid	(1)	(1)
Exchange rate differences and other changes	(5)	1
Closing balance	€ 42	€ 38	€ 30